UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478
Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2012 – August 31, 2013
Item 1: Reports to Shareholders

Vanguard® CMT Funds

August 31, 2013

Vanguard ® Market Liquidity Fund
Vanguard ® Municipal Cash Management Fund

	August 31, 2012- August 31, 2013

		Institutional	7-Day SEC
	Vanguard	Money Market	Yield[2]
Vanguard CMT Funds	Fund	Funds Average[1]	8/31/201 3
Total Returns
Market Liquidity	0.15%	0.01%	0.12%
Municipal Cash Management	0.13	—	0.08

[1]Derived from data provided by Lipper, a Thomson Reuters Company.
[2]The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 8/31/2013
These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND
Financial Attributes

7-Day SEC Yield	0.12%
Average Weighted Maturity	37 days

Expense Ratio[1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	21.4%
Commercial Paper	17.4
Repurchase Agreements	0.6
U.S. Government and Agency Obligations	56.3
Tax-Exempt Municipal Bonds	2.2
Taxable Municipal Bonds	0.4
Corporate Bonds	0.3
Money Market Fund	1.4

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100%

1 The expense ratio shown is from the prospectus dated December 28, 2012, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31, 2013, was 0.005%.
2 The credit quality ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard money market funds, the Distribution by Credit Quality table shows tier ratings that are consistent with SEC Rule 2a-7 under the Investment Company Act of 1940. A First Tier security is one that is eligible for money market funds and that is rated in the highest category for short-term debt obligations by nationally recognized statistical rating organizations. An unrated security is considered to be First Tier if it represents quality comparable to that of a rated security, as determined in accordance with the SEC rule. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes

7-Day SEC Yield	0.08%

Average Weighted Maturity	25 days

Expense Ratio[1]	0.01%

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100%

Largest State Concentrations[3]
New York	19.7%
Ohio	10.4
Illinois	7.6
California	7.3
Texas	7.2
Indiana	4.2
Florida	4.0
North Carolina	3.3
Georgia	3.0
Colorado	2.7
Top Ten	69.4%

1 The expense ratio shown is from the prospectus dated December 28, 2012, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31,
2013, was 0.01%.
2 The credit quality ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard money market funds, the Distribution by Credit Quality table shows tier ratings that are consistent with SEC Rule 2a-7 under the Investment Company Act of 1940. A First Tier security is one that is eligible for money market funds and that is rated in the highest category for short-term debt obligations by nationally recognized statistical rating organizations. An unrated security is considered to be First Tier if it represents quality comparable to that of a rated security, as determined in accordance with the SEC rule. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.
3 Percentages of total net assets.

Performance Summary

Average Annual Total Returns for periods ended June 30, 2013

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Years	Since Inception

Market Liquidity	7/19/2004	0.16%	0.43%	2.03%
Municipal Cash Management	7/19/2004	0.14	0.40	1.48

Market Liquidity Fund

Financial Statements

Statement of Net Assets
As of August 31, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (56.2%)
2	Fannie Mae Discount Notes	0.140%	9/4/13	100,000	99,999
2	Fannie Mae Discount Notes	0.090%	9/11/13	47,000	46,999
2	Fannie Mae Discount Notes	0.125%	9/16/13	103,800	103,795
2	Fannie Mae Discount Notes	0.090%	9/18/13	100,000	99,996
2	Fannie Mae Discount Notes	0.100%–0.125%	9/25/13	261,315	261,297
2	Fannie Mae Discount Notes	0.065%–0.125%	10/1/13	113,000	112,991
2	Fannie Mae Discount Notes	0.120%	10/9/13	15,000	14,998
2	Fannie Mae Discount Notes	0.070%–0.105%	10/16/13	101,400	101,391
2	Fannie Mae Discount Notes	0.075%	10/25/13	135,000	134,985
2	Fannie Mae Discount Notes	0.060%	10/30/13	41,515	41,511
2	Fannie Mae Discount Notes	0.075%–0.105%	11/6/13	170,024	169,998
2	Fannie Mae Discount Notes	0.079%	11/13/13	150,000	149,976
2	Fannie Mae Discount Notes	0.105%	11/27/13	105,050	105,023
2	Fannie Mae Discount Notes	0.130%	12/18/13	100,000	99,961
3	Federal Home Loan Bank Discount Notes	0.140%	9/4/13	217,000	216,997
3	Federal Home Loan Bank Discount Notes	0.100%	9/13/13	250,000	249,992
3	Federal Home Loan Bank Discount Notes	0.102%–0.125%	9/20/13	510,800	510,772
3	Federal Home Loan Bank Discount Notes	0.070%–0.088%	10/2/13	215,600	215,584
3	Federal Home Loan Bank Discount Notes	0.070%	10/11/13	11,690	11,689
3	Federal Home Loan Bank Discount Notes	0.105%	10/16/13	211,800	211,772
3	Federal Home Loan Bank Discount Notes	0.070%–0.105%	10/18/13	776,800	776,711
3	Federal Home Loan Bank Discount Notes	0.075%	10/23/13	22,600	22,598
3	Federal Home Loan Bank Discount Notes	0.108%	11/1/13	125,000	124,977
3	Federal Home Loan Bank Discount Notes	0.100%	11/19/13	15,798	15,795
3	Federal Home Loan Bank Discount Notes	0.050%	11/22/13	150,000	149,983
3	Federal Home Loan Bank Discount Notes	0.135%	12/20/13	90,000	89,963
3,4 Federal Home Loan Banks		0.146%	9/6/13	153,000	153,000
3,4 Federal Home Loan Banks		0.133%	11/22/13	238,500	238,492
3,4 Federal Home Loan Banks		0.159%	12/26/13	192,000	192,000
3,4 Federal Home Loan Banks		0.137%	4/1/14	50,000	49,999
3,4 Federal Home Loan Banks		0.124%	4/25/14	122,000	122,000
3,4 Federal Home Loan Banks		0.127%	5/1/14	100,000	99,998

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
3,4 Federal Home Loan Banks		0.129%	8/20/14	90,000	90,000
3,4 Federal Home Loan Banks		0.167%	10/1/14	42,000	41,991
2,4 Federal Home Loan Mortgage Corp.		0.156%	11/4/13	350,000	350,015
2,4 Federal National Mortgage Assn.		0.155%	11/8/13	150,000	149,991
2,4 Federal National Mortgage Assn.		0.155%	11/14/13	214,925	214,912
2,4 Federal National Mortgage Assn.		0.165%	9/11/14	500,000	499,896
2,4 Federal National Mortgage Assn.		0.154%	2/27/15	515,000	514,808
2,4 Federal National Mortgage Assn.		0.156%	8/5/15	180,000	179,930
2	Freddie Mac Discount Notes	0.140%–0.145%	9/3/13	218,000	217,998
2	Freddie Mac Discount Notes	0.085%	9/10/13	9,000	9,000
2	Freddie Mac Discount Notes	0.130%	9/16/13	13,000	12,999
2	Freddie Mac Discount Notes	0.110%	9/17/13	95,852	95,847
2	Freddie Mac Discount Notes	0.110%–0.130%	9/23/13	264,669	264,649
2	Freddie Mac Discount Notes	0.090%–0.125%	9/30/13	174,572	174,558
2	Freddie Mac Discount Notes	0.070%	10/22/13	24,500	24,498
2	Freddie Mac Discount Notes	0.060%–0.100%	10/28/13	108,786	108,774
2	Freddie Mac Discount Notes	0.070%	11/4/13	100,000	99,988
2	Freddie Mac Discount Notes	0.070%	11/6/13	38,000	37,995
2	Freddie Mac Discount Notes	0.075%	11/12/13	30,000	29,995
	United States Treasury Bill	0.120%	9/5/13	500,000	499,993
	United States Treasury Bill	0.113%–0.115%	9/12/13	750,000	749,974
	United States Treasury Bill	0.057%–0.108%	9/26/13	465,000	464,974
	United States Treasury Bill	0.103%–0.110%	10/3/13	300,000	299,972
	United States Treasury Bill	0.090%	10/17/13	250,000	249,971
	United States Treasury Bill	0.085%–0.086%	10/24/13	750,000	749,906
	United States Treasury Bill	0.085%	11/7/13	425,000	424,933
	United States Treasury Bill	0.057%–0.083%	11/14/13	1,145,000	1,144,834
	United States Treasury Bill	0.085%	11/21/13	250,000	249,952
	United States Treasury Bill	0.041%	11/29/13	350,000	349,965
	United States Treasury Note/Bond	0.125%	9/30/13	374,000	374,015
	United States Treasury Note/Bond	3.125%	9/30/13	256,000	256,618
	United States Treasury Note/Bond	0.500%	10/15/13	53,000	53,028
	United States Treasury Note/Bond	0.250%	10/31/13	290,000	290,088
	United States Treasury Note/Bond	2.750%	10/31/13	325,000	326,423
	United States Treasury Note/Bond	4.250%	11/15/13	168,000	169,422
	United States Treasury Note/Bond	0.500%	11/15/13	101,800	101,882
	United States Treasury Note/Bond	2.000%	11/30/13	346,000	347,633
	United States Treasury Note/Bond	0.250%	11/30/13	14,000	14,005
	United States Treasury Note/Bond	0.750%	12/15/13	123,000	123,228
	United States Treasury Note/Bond	1.500%	12/31/13	235,000	236,085
	United States Treasury Note/Bond	0.125%	12/31/13	205,000	205,024
Total U.S. Government and Agency Obligations (Cost $15,795,011)					15,795,011
Commercial Paper (17.5%)
Finance—Auto (1.2%)
	American Honda Finance Corp.	0.130%	9/18/13	47,150	47,147
	American Honda Finance Corp.	0.130%	9/19/13	18,500	18,499
	American Honda Finance Corp.	0.150%	9/24/13	11,900	11,899
	American Honda Finance Corp.	0.180%	9/25/13	4,000	4,000
	American Honda Finance Corp.	0.130%	10/4/13	14,500	14,498
	American Honda Finance Corp.	0.120%–0.150%	10/21/13	62,250	62,237
	American Honda Finance Corp.	0.120%–0.130%	10/22/13	8,750	8,748
	American Honda Finance Corp.	0.120%	10/28/13	12,000	11,998
	American Honda Finance Corp.	0.120%	10/29/13	7,000	6,999
	American Honda Finance Corp.	0.120%	11/6/13	14,000	13,997

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
	American Honda Finance Corp.	0.120%	11/13/13	5,750	5,749
5	BMW US Capital LLC	0.120%	9/23/13	17,000	16,999
5	BMW US Capital LLC	0.130%	10/8/13	12,000	11,998
5	BMW US Capital LLC	0.110%–0.130%	10/15/13	42,500	42,494
5	BMW US Capital LLC	0.110%	10/28/13	27,100	27,095
5	BMW US Capital LLC	0.120%	11/5/13	16,750	16,746
	Toyota Motor Credit Corp.	0.220%	10/7/13	24,000	23,995
					345,098
Finance—Other (1.6%)
	General Electric Capital Corp.	0.130%	10/11/13	42,500	42,494
	General Electric Capital Corp.	0.130%	10/23/13	20,000	19,996
	General Electric Capital Corp.	0.150%	11/1/13	52,000	51,987
	General Electric Capital Corp.	0.150%	11/4/13	52,000	51,986
5	Old Line Funding LLC	0.120%–0.130%	9/23/13	15,600	15,599
5	Old Line Funding LLC	0.170%	9/25/13	39,750	39,745
5	Old Line Funding LLC	0.200%	10/16/13	70,059	70,041
5	Old Line Funding LLC	0.200%	10/18/13	74,657	74,638
5	Old Line Funding LLC	0.200%	10/22/13	11,750	11,747
5	Old Line Funding LLC	0.200%	10/29/13	12,331	12,327
5	Old Line Funding LLC	0.200%	11/1/13	21,250	21,243
5	Old Line Funding LLC	0.200%	11/8/13	10,250	10,246
5	Old Line Funding LLC	0.200%	12/9/13	20,018	20,007
5	Old Line Funding LLC	0.200%	12/23/13	9,500	9,494
					451,550
Foreign Banks (3.0%)
4,5 Australia & New Zealand Banking Group, Ltd.		0.185%	10/8/13	30,000	30,000
4,5 Australia & New Zealand Banking Group, Ltd.		0.174%	1/24/14	36,000	36,000
	Canadian Imperial Holdings Inc.	0.030%	9/3/13	122,000	122,000
5	Commonwealth Bank of Australia	0.180%	9/16/13	25,000	24,998
5	Commonwealth Bank of Australia	0.230%	11/1/13	65,000	64,975
4,5 Commonwealth Bank of Australia		0.316%	11/1/13	16,000	16,003
4,5 Commonwealth Bank of Australia		0.325%	11/27/13	25,000	25,005
4,5 Westpac Banking Corp.		0.184%	9/25/13	63,000	63,000
4,5 Westpac Banking Corp.		0.184%	9/26/13	63,000	63,000
4,5 Westpac Banking Corp.		0.184%	9/27/13	65,000	65,000
4,5 Westpac Banking Corp.		0.182%	9/30/13	75,000	75,000
4,5 Westpac Banking Corp.		0.182%	9/30/13	35,000	35,000
4,5 Westpac Banking Corp.		0.184%	10/16/13	50,000	50,000
4,5 Westpac Banking Corp.		0.184%	10/25/13	35,000	35,000
4,5 Westpac Banking Corp.		0.184%	10/25/13	27,000	27,000
4,5 Westpac Banking Corp.		0.186%	11/7/13	30,000	30,000
4,5 Westpac Banking Corp.		0.184%	11/20/13	27,000	27,000
4,5 Westpac Banking Corp.		0.318%	1/13/14	32,000	32,013
4,5 Westpac Banking Corp.		0.315%	1/24/14	10,000	10,004
					830,998
Foreign Governments (3.4%)
	Canada	0.170%	9/27/13	12,500	12,498
	Canada	0.170%	10/7/13	6,500	6,499
8	CPPIB Capital Inc.	0.150%	9/17/13	47,500	47,497
8	CPPIB Capital Inc.	0.150%	9/23/13	10,750	10,749
8	CPPIB Capital Inc.	0.150%	9/24/13	28,750	28,747
8	CPPIB Capital Inc.	0.150%	9/25/13	12,500	12,499
8	CPPIB Capital Inc.	0.150%	10/2/13	27,000	26,996

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
8 CPPIB Capital Inc.	0.150%	10/10/13	5,500	5,499
8 CPPIB Capital Inc.	0.190%	10/11/13	22,014	22,009
8 CPPIB Capital Inc.	0.150%	10/16/13	5,000	4,999
8 CPPIB Capital Inc.	0.150%	10/21/13	4,000	3,999
8 CPPIB Capital Inc.	0.150%	11/12/13	1,500	1,500
8 CPPIB Capital Inc.	0.150%	11/15/13	4,750	4,749
8 CPPIB Capital Inc.	0.150%	11/21/13	15,500	15,495
Export Development Canada	0.150%	9/10/13	12,900	12,900
5 Hydro-Quebec	0.120%	10/16/13	10,000	9,998
5 Hydro-Quebec	0.100%	11/15/13	4,750	4,749
Province of British Columbia	0.130%	10/10/13	9,452	9,451
Province of British Columbia	0.140%	10/22/13	8,490	8,488
Province of British Columbia	0.080%	11/27/13	18,300	18,296
Province of Ontario	0.130%	9/5/13	32,910	32,910
Province of Ontario	0.135%–0.150%	9/6/13	65,500	65,499
Province of Ontario	0.150%	9/12/13	15,500	15,499
Province of Ontario	0.130%	9/16/13	50,000	49,997
Province of Ontario	0.180%	10/7/13	6,750	6,749
Province of Ontario	0.180%	10/9/13	132,000	131,975
Province of Ontario	0.180%	10/11/13	24,000	23,995
Province of Ontario	0.140%	10/15/13	13,500	13,498
Province of Ontario	0.140%	10/16/13	8,500	8,498
Province of Ontario	0.150%	11/1/13	21,000	20,995
Province of Ontario	0.120%	11/6/13	11,000	10,998
Province of Ontario	0.100%	11/25/13	9,500	9,498
Province of Ontario	0.100%	11/26/13	23,850	23,844
Province of Ontario	0.100%	11/27/13	4,750	4,749
8 PSP Capital Inc.	0.190%	11/12/13	10,000	9,996
8 PSP Capital Inc.	0.190%	11/15/13	14,500	14,494
5 Quebec	0.120%–0.130%	10/17/13	126,250	126,230
5 Quebec	0.120%	11/6/13	7,200	7,198
5 Quebec	0.100%	11/7/13	6,000	5,999
5 Quebec	0.090%	11/19/13	10,750	10,748
5 Quebec	0.100%	11/20/13	10,000	9,998
Queensland Treasury Corp.	0.200%	9/12/13	11,750	11,749
Queensland Treasury Corp.	0.240%	10/15/13	48,750	48,736
Queensland Treasury Corp.	0.240%	10/18/13	23,750	23,743
				955,212
Foreign Industrial (4.1%)
5 BASF SE	0.140%	9/20/13	20,250	20,249
5 BASF SE	0.150%	9/26/13	95,000	94,990
5 GlaxoSmithKline Finance plc	0.150%	9/3/13	17,000	17,000
5 GlaxoSmithKline Finance plc	0.140%	9/4/13	62,000	61,999
5 GlaxoSmithKline Finance plc	0.100%–0.120%	10/2/13	57,000	56,994
5 GlaxoSmithKline Finance plc	0.150%	10/9/13	33,000	32,995
5 Nestle Capital Corp.	0.140%	10/7/13	100,000	99,986
5 Nestle Capital Corp.	0.150%	11/13/13	19,000	18,994
5 Nestle Capital Corp.	0.120%	11/18/13	51,000	50,987
Nestle Finance International Ltd.	0.150%	9/24/13	67,000	66,994
Nestle Finance International Ltd.	0.150%	9/26/13	34,000	33,996
Nestle Finance International Ltd.	0.200%	10/15/13	14,000	13,997
Nestle Finance International Ltd.	0.200%	10/16/13	32,000	31,992
Nestle Finance International Ltd.	0.140%	11/1/13	61,250	61,235
Nestle Finance International Ltd.	0.125%	11/7/13	79,000	78,982

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
5 Reckitt Benckiser Treasury Services plc	0.125%	11/7/13	38,000	37,991
5 Roche Holdings Inc.	0.090%	11/8/13	9,300	9,298
5 Sanofi	0.140%	9/19/13	59,500	59,496
5 Sanofi	0.150%	9/20/13	68,600	68,595
5 Sanofi	0.150%	9/25/13	97,000	96,990
5 Sanofi	0.140%	9/27/13	60,600	60,594
5 Siemens Capital Co. LLC	0.120%	9/12/13	63,000	62,998
5 Syngenta Wilmington Inc.	0.100%	9/17/13	13,400	13,400
Toyota Credit Canada Inc.	0.240%	10/9/13	5,250	5,249
				1,156,001
Industrial (4.2%)
Caterpillar Financial Services Corp.	0.150%	9/23/13	67,000	66,994
Exxon Mobil Corp.	0.130%	10/2/13	148,000	147,983
General Electric Co.	0.050%	9/3/13	100,000	100,000
General Electric Co.	0.110%	9/25/13	50,000	49,996
General Electric Co.	0.110%	9/26/13	77,000	76,994
General Electric Co.	0.110%	9/27/13	16,000	15,999
5 Procter & Gamble Co.	0.100%	11/6/13	17,750	17,747
5 Procter & Gamble Co.	0.090%	11/26/13	45,500	45,490
5 Procter & Gamble Co.	0.080%	11/27/13	8,400	8,398
5 Procter & Gamble Co.	0.080%	12/2/13	29,018	29,012
5 The Coca-Cola Co.	0.120%	9/12/13	23,258	23,257
5 The Coca-Cola Co.	0.170%	9/17/13	163,844	163,832
5 The Coca-Cola Co.	0.140%	10/23/13	50,000	49,990
5 The Coca-Cola Co.	0.190%	11/4/13	71,250	71,226
5 The Coca-Cola Co.	0.190%	11/5/13	11,000	10,996
5 The Coca-Cola Co.	0.170%	11/19/13	13,000	12,995
5 The Coca-Cola Co.	0.120%	12/2/13	160,000	159,951
5 The Coca-Cola Co.	0.110%	12/3/13	35,000	34,990
5 The Coca-Cola Co.	0.150%	1/6/14	15,000	14,992
5 The Coca-Cola Co.	0.170%	2/27/14	24,500	24,479
5 The Coca-Cola Co.	0.170%	3/3/14	37,250	37,218
				1,162,539
Total Commercial Paper (Cost $4,901,398)				4,901,398
Certificates of Deposit (21.4%)
Domestic Banks (4.5%)
JPMorgan Chase Bank NA	0.160%	10/1/13	25,000	25,000
JPMorgan Chase Bank NA	0.180%	10/1/13	250,000	250,000
4 Wells Fargo Bank NA	0.156%	9/5/13	221,000	221,000
4 Wells Fargo Bank NA	0.185%	9/11/13	137,000	137,000
4 Wells Fargo Bank NA	0.175%	9/13/13	441,000	441,000
4 Wells Fargo Bank NA	0.175%	10/9/13	176,000	176,000
4 Wells Fargo Bank NA	0.175%	10/10/13	10,000	10,000
				1,260,000
Eurodollar Certificates of Deposit (7.5%)
4 Australia & New Zealand Banking Group, Ltd.	0.200%	10/11/13	144,000	144,000
4 Australia & New Zealand Banking Group, Ltd.	0.199%	10/15/13	50,000	50,000
4 Australia & New Zealand Banking Group, Ltd.	0.199%	10/16/13	45,000	45,000
4 Australia & New Zealand Banking Group, Ltd.	0.204%	10/17/13	72,000	72,000
4 Australia & New Zealand Banking Group, Ltd.	0.204%	10/18/13	100,000	100,000
4 Australia & New Zealand Banking Group, Ltd.	0.203%	10/23/13	75,000	75,000
4 Australia & New Zealand Banking Group, Ltd.	0.206%	11/4/13	50,000	50,000
4 Commonwealth Bank of Australia	0.176%	10/4/13	90,000	90,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
4 Commonwealth Bank of Australia	0.175%	10/10/13	40,000	40,000
4 Commonwealth Bank of Australia	0.174%	10/15/13	55,000	55,000
4 Commonwealth Bank of Australia	0.175%	10/15/13	60,000	60,000
4 Commonwealth Bank of Australia	0.174%	10/16/13	45,000	45,000
4 Commonwealth Bank of Australia	0.174%	10/17/13	140,000	140,000
4 Commonwealth Bank of Australia	0.173%	10/23/13	110,000	110,000
4 Commonwealth Bank of Australia	0.184%	1/27/14	75,000	75,000
4 National Australia Bank Ltd.	0.177%	10/2/13	90,000	90,000
4 National Australia Bank Ltd.	0.176%	10/4/13	120,000	120,000
4 National Australia Bank Ltd.	0.193%	10/23/13	250,000	250,000
4 National Australia Bank Ltd.	0.194%	10/28/13	65,000	65,000
4 National Australia Bank Ltd.	0.196%	11/4/13	175,000	175,000
4 National Australia Bank Ltd.	0.194%	11/18/13	45,000	45,000
4 National Australia Bank Ltd.	0.204%	1/15/14	140,000	140,000
4 National Australia Bank Ltd.	0.209%	1/27/14	50,000	50,000
4 National Australia Bank Ltd.	0.214%	2/19/14	29,000	29,000
				2,115,000
Yankee Certificates of Deposit (9.4%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.184%	9/20/13	50,000	50,000
Bank of Montreal (Chicago Branch)	0.180%	9/17/13	160,000	160,000
Bank of Montreal (Chicago Branch)	0.180%	10/4/13	100,000	100,000
Bank of Montreal (Chicago Branch)	0.190%	10/11/13	115,000	115,000
Bank of Montreal (Chicago Branch)	0.200%	10/15/13	125,000	125,000
Bank of Montreal (Chicago Branch)	0.150%	10/24/13	75,000	75,000
Bank of Montreal (Chicago Branch)	0.160%	11/7/13	30,000	30,000
Bank of Montreal (Chicago Branch)	0.180%	11/8/13	24,000	24,000
Bank of Nova Scotia (Houston Branch)	0.170%	9/24/13	30,000	30,000
Bank of Nova Scotia (Houston Branch)	0.180%	10/1/13	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.160%	10/16/13	180,000	179,999
Bank of Nova Scotia (Houston Branch)	0.140%	10/24/13	150,000	149,999
Bank of Nova Scotia (Houston Branch)	0.140%	11/5/13	80,000	79,999
Bank of Nova Scotia (Houston Branch)	0.150%	11/12/13	10,000	10,000
Bank of Nova Scotia (Houston Branch)	0.150%	11/15/13	30,000	29,999
4 Commonwealth Bank of Australia (New York
Branch)	0.184%	11/18/13	39,000	39,000
4 Commonwealth Bank of Australia (New York
Branch)	0.183%	1/22/14	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.184%	9/16/13	90,000	90,000
4 Toronto Dominion Bank (New York Branch)	0.185%	9/16/13	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.187%	10/2/13	100,000	100,000
4 Toronto Dominion Bank (New York Branch)	0.183%	10/23/13	50,000	50,000
Toronto Dominion Bank (New York Branch)	0.210%	11/1/13	30,000	30,002
4 Toronto Dominion Bank (New York Branch)	0.234%	11/15/13	30,000	30,004
4 Toronto Dominion Bank (New York Branch)	0.164%	11/20/13	50,000	50,000
4 Toronto Dominion Bank (New York Branch)	0.234%	12/20/13	49,000	49,006
4 Toronto Dominion Bank (New York Branch)	0.174%	1/27/14	125,000	125,000
4 Toronto Dominion Bank (New York Branch)	0.175%	2/13/14	35,000	35,000
4 Toronto Dominion Bank (New York Branch)	0.184%	2/19/14	230,000	230,000
4 Westpac Banking Corp. (New York Branch)	0.184%	10/24/13	27,000	27,000
4 Westpac Banking Corp. (New York Branch)	0.186%	11/4/13	137,000	137,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
4 Westpac Banking Corp. (New York Branch)	0.182%	12/30/13	47,500	47,500
				2,648,508
Total Certificates of Deposit (Cost $6,023,508)				6,023,508
Repurchase Agreements (0.6%)
Bank of Nova Scotia
(Dated 8/30/13, Repurchase Value
$59,870,000, collateralized by U.S. Treasury
Note/Bond 1.625%, 11/15/22, and U.S.
Treasury Bill 0.000%, 9/19/13; with a value of
$61,067,000 )	0.040%	9/3/13	59,870	59,870
RBC Capital Markets LLC
(Dated 8/30/13, Repurchase Value
$22,909,000, collateralized by U.S. Treasury
Note/Bond 1.250%, 4/15/14; with a value of
$23,367,000)	0.030%	9/3/13	22,909	22,909
TD Securities (USA) LLC
(Dated 8/30/13, Repurchase Value
$89,000,000, collateralized by U.S. Treasury
Note/Bond 0.750%, 3/31/18; with a value of
$90,780,000)	0.030%	9/3/13	89,000	89,000
Total Repurchase Agreements (Cost $171,779)				171,779
			Shares
Money Market Fund (1.4%)
6 Vanguard Municipal Cash Management Fund
(Cost $383,233)	0.079%		383,233,493	383,233

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (2.2%)
7 Albany NY Industrial Development Agency
Revenue (The College of St. Rose Project)
VRDO	0.080%	9/6/13	3,750	3,750
7 Apache County AZ Industrial Development
Authority Pollution Control Revenue (Tucson
Electric Power Co. Project) VRDO	0.080%	9/6/13	7,975	7,975
7 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.080%	9/6/13	12,450	12,450
Board of Regents of the University of Texas
System Revenue Financing System Revenue
VRDO	0.030%	9/6/13	51,000	51,000
7 Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.070%	9/6/13	10,250	10,250
7 Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.070%	9/6/13	11,000	11,000
7 California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.050%	9/6/13	5,500	5,500

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
7 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.050%	9/6/13	3,000	3,000
7 Clackamas County OR Hospital Facility Authority
Revenue (Legacy Health System) VRDO	0.050%	9/6/13	2,000	2,000
7 Clark County NV Airport System Revenue VRDO	0.070%	9/6/13	2,700	2,700
7 Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.060%	9/6/13	2,300	2,300
7 Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society
Project) VRDO	0.050%	9/6/13	2,750	2,750
7 Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	9/6/13	3,800	3,800
Curators of the University of Missouri System
Facilities Revenue VRDO	0.050%	9/6/13	5,365	5,365
7 Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.060%	9/6/13	2,300	2,300
7 Greenville County SC Hospital System Revenue
VRDO	0.050%	9/6/13	2,750	2,750
7 Gwinnett County GA Development Authority
Revenue (Nilhan Hospitality LLC) VRDO	0.050%	9/6/13	2,500	2,500
7 Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.060%	9/6/13	2,515	2,515
7 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	9/6/13	4,950	4,950
7 Illinois Finance Authority Revenue (Southern
Illinois Healthcare Enterprises Inc.) VRDO	0.080%	9/6/13	12,755	12,755
7 Johnson City TN Health & Educational Facilities
Board Hospital Revenue (STS Health Alliance)
VRDO	0.050%	9/6/13	7,100	7,100
7 Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.050%	9/6/13	3,000	3,000
7 Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.090%	9/6/13	4,700	4,700
7 Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.070%	9/6/13	15,775	15,775
7 New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.070%	9/6/13	6,400	6,400
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.060%	9/6/13	18,300	18,300
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.060%	9/6/13	9,000	9,000
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (West
End Towers) VRDO	0.060%	9/6/13	8,400	8,400

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
7 New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.080%	9/6/13	9,400	9,400
7 New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.080%	9/6/13	3,700	3,700
7 New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.060%	9/6/13	2,700	2,700
7 New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.080%	9/6/13	7,755	7,755
7 New York State Housing Finance Agency
Housing Revenue (Clinton Green South)
VRDO	0.080%	9/6/13	3,850	3,850
7 New York State Housing Finance Agency
Housing Revenue (Clinton Park) VRDO	0.050%	9/6/13	3,750	3,750
7 New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.060%	9/6/13	6,800	6,800
7 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.050%	9/6/13	5,500	5,500
7 New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.060%	9/6/13	35,000	35,000
7 North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.090%	9/6/13	2,000	2,000
7 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
VRDO	0.070%	9/6/13	3,085	3,085
Ohio State University General Receipts Revenue
VRDO	0.060%	9/6/13	1,300	1,300
7 Piedmont SC Municipal Power Agency Revenue
VRDO	0.060%	9/6/13	4,000	4,000
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project)
PUT	0.750%	10/17/13	89,000	89,000
7 Raleigh Durham NC Airport Authority Revenue
VRDO	0.060%	9/6/13	2,050	2,050
7 Rhode Island Health & Educational Building
Corp. Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.060%	9/6/13	2,625	2,625
7 Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.060%	9/6/13	3,250	3,250
7 San Francisco CA City & County International
Airport Revenue VRDO	0.060%	9/6/13	11,000	11,000
7 St. Charles County MO Public Water Supply
District No.2 Revenue VRDO	0.060%	9/6/13	2,900	2,900
7 St. Cloud MN Health Care Revenue (Centracare
Health System) VRDO	0.060%	9/6/13	7,675	7,675
7 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project) VRDO	0.050%	9/6/13	17,075	17,075
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.070%	9/6/13	10,100	10,100

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.070%	9/6/13	6,800	6,800
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.090%	9/6/13	4,500	4,500
7	Torrance CA Hospital Revenue (Torrance
	Memorial Medical Center) VRDO	0.060%	9/6/13	5,200	5,200
	University of Texas Permanent University Fund
	Revenue VRDO	0.030%	9/6/13	109,380	109,380
7	Warren County KY Revenue (Western Kentucky
	University Student Life Foundation Inc.
	Project) VRDO	0.080%	9/6/13	4,700	4,700
7	Warren County KY Revenue (Western Kentucky
	University Student Life Foundation Inc.
	Project) VRDO	0.080%	9/6/13	3,040	3,040
7	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area Medical
	Center Inc.) VRDO	0.070%	9/6/13	6,200	6,200
7	Wyoming Student Loan Corp. Student Loan
	Revenue VRDO	0.060%	9/6/13	6,930	6,930
Total Tax-Exempt Municipal Bonds (Cost $605,550)					605,550
Corporate Bonds (0.3%)
8	American Honda Finance Corp.	1.625%	9/20/13	15,000	15,011
4	Canadian Imperial Bank of Commerce (New
	York Branch)	0.716%	10/31/13	19,000	19,018
	General Electric Capital Corp.	1.875%	9/16/13	14,750	14,760
4	Royal Bank of Canada (New York Branch)	0.475%	9/3/13	10,000	10,000
4	Toronto-Dominion Bank	0.715%	11/1/13	20,490	20,507
	Westpac Banking Corp.	1.850%	12/9/13	12,830	12,887
Total Corporate Bonds (Cost $92,183)					92,183
Taxable Municipal Bonds (0.4%)
7,8 BlackRock Municipal Bond Trust TOB VRDO		0.090%	9/3/13	4,710	4,710
7,8 BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.090%	9/3/13	2,515	2,515
7,8 BlackRock Municipal Income Trust TOB VRDO		0.090%	9/3/13	54,000	54,000
7,8 BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.090%	9/3/13	7,000	7,000
7,8 BlackRock MuniHoldings Fund, Inc. TOB VRDO		0.090%	9/3/13	4,990	4,990
7,8 BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.090%	9/3/13	25,500	25,500
7,8 BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.090%	9/3/13	5,170	5,170
7,8 BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.090%	9/3/13	3,360	3,360
7,8 BlackRock Strategic Municipal Trust TOB VRDO		0.090%	9/3/13	2,555	2,555
7,8 Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.220%	9/6/13	2,855	2,855
8	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.220%	9/6/13	2,800	2,800
8	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.220%	9/6/13	1,500	1,500
Total Taxable Municipal Bonds (Cost $116,955)					116,955

Market Liquidity Fund

Market
Value•
($000)
Total Investments (100.0%) (Cost $28,089,617)	28,089,617
Other Assets and Liabilities (0.0%)
Other Assets	13,962
Liabilities	(315)
13,647
Net Assets (100%)
Applicable to 28,102,642,248 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	28,103,264
Net Asset Value Per Share	$1.00

At August 31, 2013, net assets consisted of:

Amount
($000)
Paid-in Capital	28,102,643
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	621
Net Assets	28,103,264

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At August 31, 2013, the aggregate value of these securities was $2,852,466,000, representing 10.1% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-
day yield.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $341,194,000, representing 1.2% of net assets.
PUT -- Put Option Obligation.
TOB – Tender Option Bond.
VRDO – Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Year Ended
August 31, 2013
($000)
Investment Income
Income
Interest[1]	54,606
Total Income	54,606
Expenses
The Vanguard Group—Note B
Management and Administrative	1,768
Total Expenses	1,768
Net Investment Income	52,838
Realized Net Gain (Loss) on Investment Securities Sold	1,132
Net Increase (Decrease) in Net Assets Resulting from Operations	53,970
1 Interest income from an affiliated company of the fund was $477,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	52,838	38,646
Realized Net Gain (Loss)	1,132	359
Net Increase (Decrease) in Net Assets Resulting from Operations	53,970	39,005
Distributions
Net Investment Income	(52,838)	(38,646)
Realized Capital Gain	—	—
Total Distributions	(52,838)	(38,646)
Capital Share Transactions (at $1.00 per share)
Issued	334,579,826	276,126,104
Issued in Lieu of Cash Distributions	52,838	38,646
Redeemed	(339,178,726)	(270,901,359)
Net Increase (Decrease) from Capital Share Transactions	(4,546,062)	5,263,391
Total Increase (Decrease)	(4,544,930)	5,263,750
Net Assets
Beginning of Period	32,648,194	27,384,444
End of Period	28,103,264	32,648,194

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

For a Share Outstanding	Year Ended August 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.002	.002	.010
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.001	.001	.002	.002	.010
Distributions
Dividends from Net Investment
Income	(.001)	(.001)	(.002)	(.002)	(.010)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.001)	(.001)	(.002)	(.002)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.15%	0.14%	0.20%	0.23%	1.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,103	$32,648	$27,384	$22,673	$25,958
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	0.15%	0.14%	0.19%	0.23%	0.97%

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund's net asset value.

2. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurcahse agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2010-2013), and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, and administrative services and pays for all other operating expenses, except for taxes. The fund's trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Market Liquidity Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to August 31, 2013, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Statement of Net Assets
As of August 31, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (102.0%)
Alabama (0.8%)
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.100%	9/6/13	12,550	12,550
1 Mobile AL Water & Sewer Commissioners Revenue TOB VRDO	0.060%	9/3/13 LOC	17,455	17,455
				30,005
Arizona (0.8%)
Apache County AZ Industrial Development Authority Pollution Control Revenue (Tucson Electric
Power Co. Project) VRDO	0.080%	9/6/13 LOC	13,000	13,000
1 Gilbert AZ GO TOB VRDO	0.060%	9/6/13	17,500	17,500
				30,500
California (7.3%)
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.090%	9/6/13	5,000	5,000
California Community College Financing Authority TRAN	2.000%	12/31/13	10,000	10,059
California GO VRDO	0.040%	9/6/13 LOC	13,100	13,100
California Housing Finance Agency Multifamily Housing Revenue VRDO	0.050%	9/6/13 LOC	3,600	3,600
1 California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic
Retrofit) TOB VRDO	0.060%	9/3/13 (ETM)	12,290	12,290
California RAN	2.000%	5/28/14	37,000	37,487
California RAN	2.000%	6/23/14	61,000	61,871
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.060%	9/6/13	34,575	34,575
California Statewide Communities Development Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.040%	9/6/13 LOC	12,505	12,505
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.060%	9/6/13	6,230	6,230
1 East Bay CA Municipal Utility District Water System Revenue TOB VRDO	0.070%	9/6/13	9,000	9,000
1 Foothill-De Anza CA Community College District GO TOB VRDO	0.090%	9/6/13	7,500	7,500
Livermore CA COP VRDO	0.050%	9/6/13 LOC	4,660	4,660
Los Angeles County CA TRAN	2.000%	6/30/14	12,500	12,688
1 Rancho Santiago CA Community College District GO TOB VRDO	0.050%	9/6/13	21,670	21,670
Riverside County CA TRAN	2.000%	3/31/14	7,000	7,075
San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	0.050%	9/6/13	15,885	15,885
San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	0.060%	9/6/13	9,655	9,655
1 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.070%	9/6/13	5,000	5,000
				289,850
Colorado (2.7%)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.060%	9/3/13 LOC	10,100	10,100
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.060%	9/3/13 LOC	8,820	8,820
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.060%	9/3/13 LOC	2,080	2,080
Colorado Educational & Cultural Facilities Authority Revenue (Oklahoma's Public Radio) VRDO	0.060%	9/6/13 LOC	5,190	5,190
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.060%	9/3/13	11,900	11,900
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.080%	9/6/13	9,995	9,995
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.060%	9/6/13	12,320	12,320
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.070%	9/6/13	10,400	10,400
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.050%	9/6/13	14,300	14,300
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.060%	9/6/13	19,000	19,000
University of Colorado Hospital Authority Revenue VRDO	0.070%	9/6/13 LOC	4,540	4,540
				108,645
Connecticut (1.0%)
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.060%	9/3/13	10,000	10,000
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.100%	9/6/13	10,330	10,330

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.060%	9/3/13	21,430	21,430
				41,760
District of Columbia (1.5%)
1 District of Columbia GO TOB VRDO	0.060%	9/6/13 LOC	21,330	21,330
1 District of Columbia Income Tax Revenue TOB VRDO	0.070%	9/6/13	8,380	8,380
District of Columbia Revenue (Medstar Health, Inc.) VRDO	0.040%	9/6/13 LOC	14,325	14,325
District of Columbia Revenue (Washington Center for Internships) VRDO	0.060%	9/6/13 LOC	4,700	4,700
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.080%	9/6/13	5,935	5,935
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.080%	9/6/13	4,010	4,010
				58,680
Florida (4.0%)
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.070%	9/6/13	9,600	9,600
Gainesville FL Utility System Revenue VRDO	0.060%	9/3/13	23,325	23,325
Jacksonville FL Electric Authority Electric System Revenue CP	0.120%	9/19/13	15,335	15,335
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.050%	9/6/13	36,715	36,715
1 Jacksonville FL Special Revenue TOB VRDO	0.070%	9/6/13	3,900	3,900
Miami-Dade County FL Industrial Development Authority Revenue (American Public Media Group
Project)VRDO	0.060%	9/3/13 LOC	16,825	16,825
Miami-Dade County FL Special Obligation Revenue (Juvenile Courthouse Project) VRDO	0.070%	9/6/13 LOC	10,000	10,000
1 Miami-Dade County FL Special Obligation Revenue TOB VRDO	0.060%	9/3/13 LOC	20,276	20,276
1 South Florida Water Management District COP TOB VRDO	0.070%	9/3/13	4,800	4,800
1 South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida
Obligated Group) TOB VRDO	0.060%	9/6/13	14,120	14,120
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program) VRDO	0.070%	9/6/13 LOC	5,400	5,400
				160,296
Georgia (3.0%)
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.060%	9/6/13 LOC	12,500	12,500
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.060%	9/6/13 LOC	4,800	4,800
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.060%	9/6/13 LOC	4,355	4,355
Fulton County GA Development Authority Revenue (Robert A. Woodruff Arts Center) VRDO	0.060%	9/6/13 LOC	7,000	7,000
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.060%	9/6/13 LOC	4,500	4,500
1 Gwinnett County GA School District GO TOB VRDO	0.060%	9/6/13	13,350	13,350
Municipal Electric Authority Georgia Revenue (Project One) VRDO	0.050%	9/6/13 LOC	27,500	27,500
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.040%	9/6/13	20,365	20,365
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.050%	9/6/13	10,200	10,200
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.050%	9/6/13	13,100	13,100
				117,670
Hawaii (0.2%)
1 Honolulu HI City & County GO TOB VRDO	0.090%	9/6/13	7,700	7,700

Idaho (0.4%)
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.070%	9/6/13 LOC	15,825	15,825

Illinois (7.6%)
Chicago IL Board of Education GO VRDO	0.070%	9/6/13 LOC	3,800	3,800
1 Chicago IL Water Revenue TOB VRDO	0.260%	9/6/13	6,465	6,465
Chicago IL Water Revenue VRDO	0.150%	9/6/13 LOC	26,580	26,580
Chicago IL Water Revenue VRDO	0.150%	9/6/13 LOC	3,760	3,760
Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing Program) VRDO	0.060%	9/6/13 LOC	22,000	22,000
Illinois Educational Facilities Authority Revenue (University of Chicago) VRDO	0.070%	9/6/13	25,579	25,579
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.040%	9/6/13	25,000	25,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.050%	9/6/13 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.050%	9/6/13 LOC	4,000	4,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.050%	9/3/13	39,490	39,490
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.050%	9/3/13	36,285	36,285
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.070%	9/6/13	25,115	25,115
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.040%	9/6/13 LOC	32,900	32,900
Illinois Health Facilities Authority Revenue (Northwestern Memorial Hospital) VRDO	0.050%	9/3/13	23,350	23,350
1 Illinois Sales Tax Revenue TOB VRDO	0.060%	9/6/13	17,895	17,895
				302,219

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana (4.2%)
1 Indiana Finance Authority Highway Revenue TOB VRDO	0.080%	9/6/13	14,540	14,540
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.040%	9/6/13 LOC	10,320	10,320
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.070%	9/6/13	23,925	23,925
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.050%	9/3/13	4,300	4,300
1 Indiana Finance Authority Revenue (State Revolving Fund) TOB VRDO	0.070%	9/6/13	16,280	16,280
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	0.070%	9/6/13	9,500	9,500
Posey County IN Economic Development Revenue (Midwest Fertilizer Corp. Project) PUT	0.750%	10/17/13	75,000	75,000
Purdue University Indiana COP VRDO	0.040%	9/6/13	14,685	14,685
				168,550
Iowa (0.5%)
Iowa Higher Education Loan Authority Revenue Private College Facility (St. Ambrose University
Project) VRDO	0.060%	9/3/13 LOC	20,000	20,000

Kansas (0.5%)
Burlington KS Environmental Improvement Revenue (Kansas City Power & Light Co. Project)
VRDO	0.070%	9/6/13 LOC	20,000	20,000

Kentucky (1.2%)
Christian County KY Association County Leasing Program Revenue VRDO	0.050%	9/3/13 LOC	8,815	8,815
Christian County KY Association County Leasing Program Revenue VRDO	0.050%	9/3/13 LOC	11,875	11,875
Christian County KY Association County Leasing Program Revenue VRDO	0.050%	9/3/13 LOC	8,600	8,600
Shelby County KY GO VRDO	0.050%	9/3/13 LOC	3,185	3,185
Trimble County KY Association of Counties Leasing Trust Lease Program Revenue VRDO	0.050%	9/3/13 LOC	15,440	15,440
				47,915
Louisiana (1.5%)
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.060%	9/6/13 LOC	7,000	7,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.060%	9/6/13 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.060%	9/6/13 LOC	23,035	23,035
				60,035
Maryland (0.1%)
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
VRDO	0.080%	9/6/13 LOC	5,000	5,000

Massachusetts (1.7%)
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.060%	9/6/13	15,000	15,000
1 Massachusetts GO TOB VRDO	0.050%	9/6/13	4,800	4,800
Massachusetts GO VRDO	0.060%	9/6/13	27,000	27,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)
VRDO	0.040%	9/3/13	6,385	6,385
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University) VRDO	0.040%	9/3/13	14,700	14,700
				67,885
Michigan (1.4%)
Green Lake Township MI Economic Development Corp. Revenue (Interlochen Center for the Arts
Project) VRDO	0.050%	9/3/13 LOC	15,100	15,100
Michigan State University Board of Trustees General Revenue VRDO	0.060%	9/6/13	12,205	12,205
Michigan Strategic Fund Limited Obligation Revenue (Henry Ford Museum) VRDO	0.060%	9/3/13 LOC	11,250	11,250
Oakland University of Michigan Revenue VRDO	0.090%	9/6/13 LOC	10,930	10,930
1 Wayne State University Michigan Revenue TOB VRDO	0.060%	9/3/13	6,660	6,660
				56,145
Minnesota (0.1%)
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.080%	9/6/13	2,555	2,555

Mississippi (0.5%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.040%	9/3/13	3,800	3,800
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.040%	9/6/13	15,000	15,000
				18,800
Missouri (2.3%)
Curators of the University of Missouri System Facilities Revenue VRDO	0.050%	9/6/13	29,380	29,380

Municipal Cash Management Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
	VRDO	0.060%	9/6/13	35,000	35,000
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
	VRDO	0.060%	9/6/13	8,450	8,450
	Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) VRDO	0.070%	9/6/13	19,075	19,075
					91,905
Nebraska (2.1%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.060%	9/6/13	9,855	9,855
	Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children's Hospital
	Obligated Group) VRDO	0.060%	9/3/13 LOC	5,050	5,050
	Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.060%	9/6/13	45,535	45,535
1	Nebraska Public Power District Revenue TOB VRDO	0.060%	9/6/13 LOC	24,215	24,215
					84,655
New Jersey (2.6%)
1,2 New Jersey GO		0.376%	9/3/13	75,000	75,009
	Rutgers State University New Jersey Revenue VRDO	0.050%	9/3/13	8,700	8,700
	Union County NJ BAN	0.750%	6/27/14	20,000	20,095
					103,804
New Mexico (1.3%)
	New Mexico Finance Authority Transportation Revenue VRDO	0.040%	9/6/13 LOC	20,000	20,000
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
	Services) VRDO	0.060%	9/6/13	13,600	13,600
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
	Services) VRDO	0.060%	9/6/13	9,965	9,965
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDO	0.060%	9/6/13	9,900	9,900
					53,465
New York (19.7%)
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.050%	9/6/13	8,100	8,100
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.050%	9/6/13	15,000	15,000
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.070%	9/6/13	8,300	8,300
	Nassau NY Health Care Corp. VRDO	0.050%	9/6/13 LOC	18,560	18,560
1	New York City NY GO TOB VRDO	0.060%	9/3/13 LOC	12,250	12,250
	New York City NY GO VRDO	0.040%	9/3/13 LOC	11,500	11,500
	New York City NY GO VRDO	0.040%	9/3/13 LOC	1,400	1,400
	New York City NY GO VRDO	0.050%	9/3/13	6,700	6,700
	New York City NY GO VRDO	0.050%	9/3/13 LOC	23,000	23,000
	New York City NY GO VRDO	0.050%	9/3/13	3,700	3,700
	New York City NY GO VRDO	0.050%	9/3/13	4,500	4,500
	New York City NY GO VRDO	0.050%	9/3/13	7,480	7,480
	New York City NY GO VRDO	0.050%	9/3/13	8,550	8,550
	New York City NY GO VRDO	0.050%	9/6/13 LOC	29,730	29,730
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street)
	VRDO	0.080%	9/6/13 LOC	15,700	15,700
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.060%	9/3/13	8,530	8,530
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (1133
	Manhattan Avenue) VRDO	0.070%	9/6/13 LOC	9,000	9,000
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold
	Street) VRDO	0.080%	9/6/13	35,600	35,600
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West
	Street) VRDO	0.080%	9/6/13 LOC	25,000	25,000
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Royal
	Charter Properties) VRDO	0.040%	9/6/13 LOC	5,200	5,200
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
	VRDO	0.060%	9/3/13	6,000	6,000
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.050%	9/3/13	14,925	14,925
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.050%	9/3/13	18,915	18,915
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.050%	9/3/13	14,240	14,240
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.050%	9/3/13	17,100	17,100
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.050%	9/3/13	7,300	7,300
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.040%	9/6/13	20,340	20,340
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.070%	9/6/13	5,535	5,535
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.050%	9/6/13	18,700	18,700
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.060%	9/6/13	39,400	39,400

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.060%	9/3/13	2,085	2,085
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.060%	9/6/13	3,490	3,490
New York City NY Transitional Finance Authority Revenue VRDO	0.050%	9/3/13	10,600	10,600
New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts
Inc.)VRDO	0.050%	9/3/13 LOC	6,600	6,600
New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	0.070%	9/6/13 LOC	5,200	5,200
New York Liberty Development Corp. Revenue PUT	0.230%	3/19/14	9,200	9,200
New York Liberty Development Corp. Revenue PUT	0.230%	3/19/14	6,100	6,100
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.070%	9/6/13 (13)	16,000	16,000
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.050%	9/6/13 LOC	38,185	38,185
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.060%	9/6/13 LOC	20,300	20,300
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.070%	9/6/13 (13)	8,000	8,000
New York Metropolitan Transportation Authority Revenue VRDO	0.040%	9/6/13 LOC	20,700	20,700
1 New York State Dormitory Authority Revenue (Columbia University) TOB VRDO	0.070%	9/6/13	8,535	8,535
New York State Dormitory Authority Revenue (New York Law School) VRDO	0.050%	9/6/13 LOC	8,470	8,470
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.060%	9/6/13	12,800	12,800
New York State Dormitory Authority Revenue (Royal Charter Properties) VRDO	0.040%	9/6/13 LOC	1,390	1,390
New York State Dormitory Authority Revenue (St. John's University) VRDO	0.050%	9/6/13 LOC	15,200	15,200
New York State Housing Finance Agency Housing Revenue (160 West 62nd Street) VRDO	0.060%	9/6/13 LOC	59,030	59,030
New York State Housing Finance Agency Housing Revenue (Avalon Bowery Place I) VRDO	0.040%	9/6/13 LOC	4,100	4,100
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.050%	9/6/13 LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.060%	9/6/13 LOC	8,090	8,090
New York State Housing Finance Agency Revenue (8 East 102nd Street) VRDO	0.040%	9/6/13 LOC	20,000	20,000
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.070%	9/6/13	5,000	5,000
New York State Local Government Assistance Corp. Revenue VRDO	0.060%	9/6/13	9,100	9,100
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.040%	9/6/13	10,000	10,000
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.050%	9/6/13	10,000	10,000
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.060%	9/6/13 LOC	8,555	8,555
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Cornell University)
VRDO	0.030%	9/6/13	5,130	5,130
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Ithaca College)
VRDO	0.080%	9/6/13 LOC	10,000	10,000
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.060%	9/3/13 LOC	1,125	1,125
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.040%	9/6/13 LOC	7,940	7,940
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.050%	9/6/13 LOC	8,425	8,425
				784,605
North Carolina (3.3%)
Cary NC GO VRDO	0.070%	9/6/13	21,145	21,145
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) VRDO	0.050%	9/6/13 LOC	10,000	10,000
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) VRDO	0.070%	9/6/13	21,415	21,415
Forsyth County NC GO VRDO	0.060%	9/6/13	20,260	20,260
North Carolina Capital Facilities Finance Agency Recreational Facilities Revenue (YMCA of Greater
Winston-Salem) VRDO	0.060%	9/6/13 LOC	9,000	9,000
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.090%	9/6/13 LOC	3,340	3,340
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed) VRDO	0.060%	9/6/13 LOC	11,010	11,010
North Carolina Medical Care Commission Health Systems Revenue (Catholic Health East) VRDO	0.070%	9/6/13 LOC	1,845	1,845
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.050%	9/6/13 LOC	19,240	19,240
Raleigh Durham NC Airport Authority Revenue VRDO	0.060%	9/6/13 LOC	5,950	5,950
Winston-Salem NC Water & Sewer System Revenue VRDO	0.040%	9/6/13	9,380	9,380
				132,585
Ohio (10.4%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.050%	9/3/13 LOC	3,540	3,540
1 Cleveland OH Water Works Revenue TOB VRDO	0.060%	9/6/13	16,850	16,850
Cleveland OH Water Works Revenue VRDO	0.050%	9/6/13 LOC	2,100	2,100
Cleveland-Cuyahoga County OH Port Authority Revenue (Carnegie/89th Garage & Service Center
LLC Project) VRDO	0.070%	9/6/13 LOC	6,405	6,405
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.050%	9/6/13	10,000	10,000
Columbus OH GO VRDO	0.050%	9/6/13	26,935	26,935
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	9/6/13 LOC	11,400	11,400

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	9/6/13 LOC	2,400	2,400
Columbus OH Sewer Revenue VRDO	0.050%	9/6/13	3,950	3,950
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.060%	9/6/13 LOC	10,685	10,685
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.070%	9/6/13	10,250	10,250
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.070%	9/6/13	6,400	6,400
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.050%	9/6/13 LOC	2,785	2,785
1 Franklin County OH Hospital Improvement Revenue (Nationwide Children's Hospital Project) TOB
VRDO	0.070%	9/6/13	2,400	2,400
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.050%	9/6/13	8,015	8,015
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.050%	9/6/13	5,000	5,000
Lancaster Port Authority Ohio Gas Revenue VRDO	0.060%	9/6/13	31,460	31,460
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.080%	9/6/13	2,970	2,970
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.090%	9/6/13	3,600	3,600
Montgomery County OH Revenue (Catholic Health Initiatives) VRDO	0.080%	9/6/13	8,450	8,450
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.050%	9/3/13	5,100	5,100
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.070%	9/3/13	4,345	4,345
Ohio Common Schools GO VRDO	0.040%	9/6/13	10,570	10,570
Ohio Common Schools GO VRDO	0.060%	9/6/13	11,985	11,985
Ohio Common Schools GO VRDO	0.060%	9/6/13	8,470	8,470
Ohio GO VRDO	0.060%	9/6/13	19,140	19,140
Ohio GO VRDO	0.060%	9/6/13	3,490	3,490
1 Ohio Higher Education GO TOB VRDO	0.060%	9/6/13	5,735	5,735
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
VRDO	0.080%	9/6/13 LOC	5,000	5,000
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.040%	9/3/13	13,650	13,650
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.050%	9/3/13	28,125	28,125
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project) VRDO	0.080%	9/6/13	25,000	25,000
Ohio Higher Educational Facility Commission Revenue (Xavier University Project) VRDO	0.060%	9/6/13 LOC	2,190	2,190
Ohio Higher Educational Facility Commission Revenue (Xavier University Project) VRDO	0.060%	9/6/13 LOC	10,375	10,375
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.060%	9/3/13	15,095	15,095
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.060%	9/3/13	9,330	9,330
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.070%	9/6/13	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.060%	9/6/13	19,915	19,915
Ohio State University General Receipts Revenue VRDO	0.040%	9/6/13	16,860	16,860
Ohio State University General Receipts Revenue VRDO	0.060%	9/6/13	7,540	7,540
Ohio Water Development Authority Pollution Control Revenue (FirstEnergy Nuclear Generation
Corp. Project) VRDO	0.060%	9/6/13 LOC	12,700	12,700
				413,810
Oregon (1.3%)
Oregon GO (Veterans Welfare) VRDO	0.040%	9/3/13	16,150	16,150
Oregon Health & Science University Revenue VRDO	0.060%	9/6/13 LOC	12,600	12,600
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.040%	9/6/13	9,145	9,145
Oregon TAN	1.500%	7/31/14	10,000	10,120
1 Washington, Clackamas, & Yamhill County OR School District GO TOB VRDO	0.060%	9/6/13 LOC	4,600	4,600
				52,615
Pennsylvania (2.5%)
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center) TOB VRDO	0.060%	9/6/13 LOC	10,000	10,000
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.070%	9/6/13	9,900	9,900
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.070%	9/6/13	13,490	13,490
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.050%	9/6/13 LOC	4,270	4,270
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue
VRDO	0.060%	9/6/13 LOC	27,600	27,600
1 Pennsylvania GO TOB VRDO	0.060%	9/6/13	10,055	10,055
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.060%	9/3/13 LOC	25,720	25,720
				101,035
South Carolina (1.0%)
Greenville County SC Hospital System Revenue VRDO	0.050%	9/6/13 LOC	5,200	5,200

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)
VRDO	0.050%	9/6/13 LOC	17,085	17,085
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)
VRDO	0.050%	9/6/13 LOC	17,200	17,200
				39,485
South Dakota (0.1%)
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.040%	9/6/13	5,380	5,380

Tennessee (1.8%)
Jackson TN Energy Authority Gas System Revenue VRDO	0.060%	9/6/13 LOC	16,670	16,670
Shelby County TN GO VRDO	0.040%	9/6/13	48,450	48,450
1 Shelby County TN Health Educational & Housing Facility Board Revenue (St. Jude Children's
Research Hospital) TOB VRDO	0.070%	9/6/13	5,000	5,000
				70,120
Texas (7.2%)
1 Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.060%	9/3/13	4,995	4,995
1 Denton TX Independent School District GO TOB VRDO	0.070%	9/6/13	7,380	7,380
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.040%	9/3/13	10,875	10,875
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.040%	9/3/13	7,040	7,040
1 Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.060%	9/6/13 LOC	5,000	5,000
Harris County TX Health Facilities Development Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.050%	9/3/13	22,260	22,260
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.040%	9/3/13	7,900	7,900
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.040%	9/3/13	11,300	11,300
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.060%	9/6/13	7,415	7,415
1 Houston TX Utility System Revenue TOB VRDO	0.060%	9/6/13 (13)	8,000	8,000
Houston TX Utility System Revenue VRDO	0.040%	9/6/13 LOC	4,425	4,425
San Antonio TX Electric & Gas Systems Revenue VRDO	0.070%	9/6/13	37,000	37,000
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health
Care System Project) VRDO	0.060%	9/6/13 LOC	5,750	5,750
1 Texas GO TOB VRDO	0.060%	9/6/13	5,230	5,230
Texas Public Finance Authority GO CP	0.100%	9/19/13	20,000	20,000
Texas Small Business Industrial Development Corp. Revenue (Texas Public Facilities Capital
Access Program) VRDO	0.170%	9/6/13 LOC	340	340
3 Texas TRAN	2.000%	8/28/14	80,000	81,417
Texas Transportation Commission Mobility Fund GO VRDO	0.060%	9/6/13	25,975	25,975
1 Texas Transportation Commission Revenue TOB VRDO	0.070%	9/6/13	1,490	1,490
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.070%	9/6/13	9,925	9,925
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.060%	9/6/13	4,500	4,500
				288,217
Utah (2.0%)
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.040%	9/3/13	22,290	22,290
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.040%	9/3/13	25,315	25,315
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.050%	9/3/13	31,490	31,490
				79,095
Vermont (0.7%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen
Health Care Project) VRDO	0.040%	9/6/13 LOC	18,645	18,645
Vermont Housing Finance Agency Revenue VRDO	0.040%	9/6/13	7,985	7,985
				26,630
Virginia (0.4%)
Alexandria VA Industrial Development Authority Revenue (Institute for Defense Analyses Project)
VRDO	0.070%	9/6/13 LOC	14,455	14,455

Washington (0.9%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.070%	9/6/13	5,900	5,900
1 King County WA Sewer Revenue TOB VRDO	0.060%	9/3/13	7,800	7,800

Municipal Cash Management Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Seattle WA Water System Revenue TOB VRDO	0.090%	9/6/13	5,060	5,060
1	Washington GO TOB VRDO	0.070%	9/6/13	7,995	7,995
1	Washington GO TOB VRDO	0.070%	9/6/13	10,000	10,000
					36,755
West Virginia (0.4%)
	West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
	VRDO	0.070%	9/6/13 LOC	16,325	16,325

Wisconsin (0.8%)
	Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.060%	9/3/13 LOC	21,550	21,550
	Wisconsin Health & Educational Facilities Authority Revenue (Edgewood College) VRDO	0.060%	9/3/13 LOC	5,425	5,425
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Inc. Obligated
	Group) VRDO	0.060%	9/3/13 LOC	5,415	5,415
					32,390
Wyoming (0.2%)
	Lincoln County WY Pollution Control Revenue (PacifiCorp Project) VRDO	0.070%	9/6/13 LOC	9,000	9,000

Total Tax-Exempt Municipal Bonds (Cost $4,066,366)					4,066,366
Total Investments (102.0%) (Cost $4,066,366)					4,066,366
Other Assets and Liabilities (-2.0%)
Other Assets					3,577
Liabilities					(81,437)
					(77,860)
Net Assets (100%)
					Amount
					($000)
Applicable to 3,988,404,190 outstanding $.001 par value shares of beneficial interest (unlimited authorization)					3,988,506
Net Asset Value Per Share					$1.00

At August 31, 2013, net assets consisted of:

Paid-in Capital					3,988,518
Undistributed Net Investment Income					—
Accumulated Net Realized Losses					(12)
Net Assets					3,988,506

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $679,945,000, representing 17.0% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2013.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Year Ended
August 31, 2013
($000)
Investment Income
Income
Interest	5,013
Total Income	5,013
Expenses
The Vanguard Group—Note B
Management and Administrative	371
Total Expenses	371
Net Investment Income	4,642
Realized Net Gain (Loss) on Investment Securities Sold	(12)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,630

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,642	4,875
Realized Net Gain (Loss)	(12)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	4,630	4,875
Distributions
Net Investment Income	(4,642)	(4,875)
Realized Capital Gain	—	—
Total Distributions	(4,642)	(4,875)
Capital Share Transactions (at $1.00 per share)
Issued	1,284,969	1,198,763
Issued in Lieu of Cash Distributions	4,642	4,875
Redeemed	(882,376)	(1,211,604)
Net Increase (Decrease) from Capital Share Transactions	407,235	(7,966)
Total Increase (Decrease)	407,223	(7,966)
Net Assets
Beginning of Period	3,581,283	3,589,249
End of Period	3,988,506	3,581,283

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

For a Share Outstanding	Year Ended August 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.002	.002	.010
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.001	.001	.002	.002	.010
Distributions
Dividends from Net Investment
Income	(.001)	(.001)	(.002)	(.002)	(.010)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.001)	(.001)	(.002)	(.002)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.13%	0.13%	0.20%	0.23%	1.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,989	$3,581	$3,589	$3,208	$2,518
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.13%	0.13%	0.20%	0.23%	0.85%

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements. 1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2010-2013), and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides at cost investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes.

The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to August 31, 2013, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard CMT Funds and the Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (constituting separate portfolios of Vanguard CMT Funds, hereafter referred to as the "Funds") at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 10, 2013

Special 2013 tax information (unaudited) for Vanguard CMT Funds

This information for the fiscal year ended August 31, 2013, is included pursuant to provisions of the
Internal Revenue Code.

The Municipal Cash Management Fund designates 100% of its income dividends as exempt-interest dividends.

For nonresident alien shareholders invested in Market Liquidity Fund, 72.8% of income dividends are interest-related dividends.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value February 29, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period1
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,000.69	$0.03
Municipal Cash Management	$1,000.00	$1,000.55	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,025.18	$0.03
Municipal Cash Management	$1,000.00	$1,025.16	$0.05

1 The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%.
The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities.

Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Expense Ratios[1]:
Your Fund compared with its Peer Group

	Fund	Institutional
	Expense	Money Market
Vanguard CMT Funds	Ratio	Funds Average

Market Liquidity	0.005%	0.22%
Municipal Cash Management	0.01	—

1 The expense ratios shown are from the prospectuses dated December 28, 2012 and represent estimated costs for the current fiscal year. The expense ratios for the fiscal year ended August 31, 2013, were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management Fund. The peer-group expense ratio is derived from data provided by Lipper
Inc., a Thomson Reuters Company, and captures information through year-end 2012.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Market Liquidity Fund and Municipal Cash Management Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their peer groups. The board concluded that the performance was such that the advisory arrangement should continue. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its respective peer groups and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated The independent board members have distinguished backgrounds in and managed in your best interests since, as a shareholder, you are a part business, academia, and public service. Each of the trustees and executive owner of the fund. Your fund’s trustees also serve on the board of directors officers oversees 181 Vanguard funds. of The Vanguard Group, Inc., which is owned by the Vanguard funds and The following table provides information for each trustee and executive provides services to them on an at-cost basis. officer of the fund. More information about the trustees is in the Statement A majority of Vanguard’s board members are independent, meaning that of Additional Information, which can be obtained, without charge, by they have no affiliation with Vanguard or the funds they oversee, apart from contacting Vanguard at 800-662-7447, or online at vanguard.com. the sizable personal investments they have made as private individuals.

InterestedTrustee1

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five
Years: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of each of the investment companies served by The
Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Executive
Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and services); Executive in Residence and 2010
Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation
(multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North
Carolina A&T University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years:
Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd. (diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing), and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of The Conference Board.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary appointments at the Annenberg School for
Communication and the Graduate School of Education of the University of Pennsylvania; Member of the
National Commission on the Humanities and Social Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair of the U.S. Presidential Commission for the Study
of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer
(retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson
(pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation
(hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center
for Talent Innovation; Member of the Advisory Board of the Maxwell School of Citizenship and Public
Affairs at Syracuse University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of
Hillenbrand, Inc. (specialized consumer services) and of Oxfam America; Director of SKF AB (industrial machinery) and the Lumina Foundation for Education; Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years: Senior
Vice President and Chief Financial Officer at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years: Chief
Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee;
Director of TIFF Advisory Services, Inc. (investment advisor); Member of the Investment Advisory
Committees of the Financial Industry Regulatory Authority (FINRA) and of Major League Baseball.

André F. Perold
Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George
Gund Professor of Finance and Banking at the Harvard Business School (retired 2011); Chief Investment
Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand
Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO Industries, Inc. (housewares/lignite) and of Hyster-Yale
Materials Handling, Inc. (forklift trucks); Director of the National Association of Manufacturers; Chairman
of the Board of University Hospitals of Cleveland; Advisory Chairman of the Board of The Cleveland
Museum of Art.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Director of SPX Corporation (multi-industry manufacturing); Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the Norris Cotton Cancer Center.

Executive Officers
Glenn Booraem
Born 1967. Controller Since July 2010. Principal Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard
Group; Assistant Controller of each of the investment companies served by The Vanguard Group
(2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard
Group (1998–2008).

Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years:
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The
Vanguard Group; Assistant Treasurer of each of the investment companies served by The Vanguard
Group (1988–2008).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing
Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard
Group and of each of the investment companies served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team
Mortimer J. Buckley	Chris D. McIsaac
Kathleen C. Gubanich	Michael S. Miller
Paul A. Heller	James M. Norris
Martha G. King	Glenn W. Reed
John T. Marcante

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds. CMTO 102013

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2013: $42,000
Fiscal Year Ended August 31, 2012: $39,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2013: $5,714,113
Fiscal Year Ended August 31, 2012: $4,809,780

Includes fees billed in connection with audits of the Registrant and other registered investment companies in the Vanguard complex. Also includes fees billed in connection with audits of The Vanguard Group, Inc. and Vanguard Marketing Corporation for Fiscal Year Ended August 31, 2013.

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2013: $1,552,950
Fiscal Year Ended August 31, 2012: $1,812,565

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended August 31, 2013: $110,000
Fiscal Year Ended August 31, 2012: $490,518

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex,

The Vanguard Group, Inc., and Vanguard Marketing Corporation. Also includes fees billed in connection with certain tax services related to audits of the Registrant and other registered investment companies in the Vanguard complex for Fiscal Year Ended August 31, 2012.

(d) All Other Fees.

Fiscal Year Ended August 31, 2013: $132,000
Fiscal Year Ended August 31, 2012: $16,000

Includes fees billed for services relating to tax reporting information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2013: $242,000
Fiscal Year Ended August 31, 2012: $506,518

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 21, 2013
VANGUARD CMT FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 21, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.